NOTE RECEIVABLE	12 Months Ended
Dec. 31, 2022
NOTE RECEIVABLE
NOTE RECEIVABLE

3. NOTE  RECEIVABLE

As at April 28, 2014, the Company received a promissory note of CAD $831,031 (US $618,952) from Ningbo International Limited, a non-related party, as result of the disposal all the issued and outstanding shares in NAI, all the issued and outstanding shares of CWN HK and 23.8% of the issued and outstanding shares of CWN Capital. The promissory note is non-interest bearing, unsecured with a maturity date of one year, and the option to extend upon mutual agreement. On April 28, 2015, the Company extended the payment date of the promissory note to April 28, 2016. On April 28, 2016, the Company further extended the payment date to April 28, 2018 and imposed an 8% per annum interest rate payable on the repayment date of the principal amount. On April 16, 2017, the Company amended the promissory note to non-interest bearing and changed the payment schedule as follows:

●	CDN $150,000 on or before April 30, 2017;
●	CDN $100,000 on or before December 31, 2018;
●	CDN $100,000 on or before December 31, 2019;
●	The remaining principal amount of CDN $481,031 will be payable on or before December 31, 2020.

As at December 31, 2018, the Company received payment of CAD $404,360 from Ningbo International Limited. No repayment was received in 2019 and 2020. On November 27, 2020, Ningbo has entered an Amendment of the Agreement (the “Amendment”) with the Company. In relation to this Amendment, the remaining promissory note balance of CAD$426,671 shall be repaid on or before December 31, 2022.

No repayment has been received before December 31, 2022. Management has assessed the collectability of this note receivable in December 2022 and fully impaired the outstanding balance. A loss on note receivable of $291,727 has been recorded in the year ended December 31, 2022 (2021: $nil).

As at December 31, 2021, the note receivable balance is recorded at a fair value of $291,727. The note is valued using a discounted cash flow model that utilizes a discount rate that reflects the Company’s current pricing for loans with similar characteristics and maturity, adjusted by liquidity premium and company specific premium at the balance sheet date.